Share-based Compensation (Details 3) - 2009 Plan and 2019 Plan $ / shares in Units, shares in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2021 CNY (¥)
Share based Compensation
Total unrecognized compensation cost related to unvested awards	$ 416.7			¥ 2,655.6
Weighted average remaining vesting period over which unrecognized compensation cost is recognized	2 years 2 months 15 days
Restricted share units
Number of RSUs
Outstanding at the beginning of the period (in shares) | shares	14,096	14,075	12,125
Granted (in shares) | shares	4,579	6,269	8,815
Vested (in shares) | shares	(5,067)	(5,832)	(5,910)
Forfeited (in shares) | shares	(612)	(416)	(955)
Outstanding at end of the period (in shares) | shares	12,996	14,096	14,075
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 57.85	$ 49.00	$ 52.02
Granted during the year (in dollars per share) | $ / shares	110.19	68.35	46.30
Vested during the year (in dollars per share) | $ / shares	58.02	48.02	51.22
Forfeited during the year (in dollars per share) | $ / shares	75.29	54.47	48.82
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 75.40	$ 57.85	$ 49.00